Leases (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Leases [Abstract]
Leases expire		2032
Lease term		5 years
Rent expense	$ 1,131		$ 2,361